Operating Profit - Disclosure of Detailed Information About Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff costs
Wages and salaries	£ 1,926	£ 1,767	£ 1,490
Social security costs	213	198	169
Pensions	95	111	58
Share based remuneration	39	38	34
Total staff costs	2,273	2,114	1,751
Depreciation and amortisation
Amortisation of acquired intangible assets	313	342	292
Share of joint ventures' amortisation of acquired intangible assets	1	4	4
Amortisation of internally developed intangible assets	203	189	157
Depreciation of property, plant and equipment	69	68	71
Total depreciation and amortisation	586	603	524
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses	2,631	2,488	2,129
Operating lease rentals expense	104	102	90
Operating lease rentals income	£ (3)	£ (6)	£ (5)